Financing Agreement (Details Textual)							12 Months Ended
	Oct. 26, 2017 USD ($) shares	Sep. 06, 2017 ILS (₪) ₪ / shares shares	Sep. 06, 2017 USD ($) shares	Jul. 31, 2016 $ / shares	Jun. 24, 2015 $ / shares	Mar. 22, 2015 $ / shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 ILS (₪) shares	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($) shares	Jul. 28, 2016 shares	Jun. 09, 2016 shares	Feb. 02, 2016 shares	Jul. 01, 2015 shares
Financial Agreement (Textual)
Shares issued							166,816,328		107,128,864		166,816,328
Warrant to purchase of ordinary shares exercise price | $ / shares				$ 0.8	$ 0.30	$ 0.6
Statements of financial position accounts receivables other							₪ (20,880,000)	$ (6,022,000)	₪ (27,893,000)	₪ (18,650,000)
Derivatives-comprised of anti-dilution protection ordinary shares							27,399,497	27,399,497
Derivative fair value | ₪							₪ 140,875,000
Net of unrecognized loss | ₪							₪ 1,376,000
Convertible debentures into pre-funded warrants							39,322,742	39,322,742
Debentures fair value | ₪							₪ 12,639,000
Ordinary Shares [Member]
Financial Agreement (Textual)
Shares issued												1,067,916	11,267,833	5,745,903	8,317,000
Ordinary Shares [Member] | January 31, 2018 [Member]
Financial Agreement (Textual)
Shares issued							50				50
Alpha Purchase Agreemen [Member]
Financial Agreement (Textual)
Shares issued	7,280,000
Debenture principal amount | $	$ 1,375,144										$ 2,000,000
Debenture converted price description							The Debentures were convertible at any time at the option of the holder into ADSs at a conversion price of the US dollar equivalent of NIS 15.3897 (calculated in accordance with the rate of exchange of NIS 3.586 per $1.00) per ADS.	The Debentures were convertible at any time at the option of the holder into ADSs at a conversion price of the US dollar equivalent of NIS 15.3897 (calculated in accordance with the rate of exchange of NIS 3.586 per $1.00) per ADS.
Gross proceeds of debenture | $	$ 2,000,000
Warrants to purchase of ordinary shares		5,836,313	5,836,313
Statements of financial position accounts receivables other | ₪		₪ 1,500,000
Issuances of fair market value | ₪		3,000
Share based compensation | ₪		₪ 1,500,000
Alpha Purchase Agreemen [Member] | Pre Funded Warrants [Member] | January 31, 2018 [Member]
Financial Agreement (Textual)
Debenture principal amount | $											$ 3,375,144
Warrants to purchase of ordinary shares							39,322,742	39,322,742
Warrants exercisable into ordinary shares							786,455	786,455
Alpha Purchase Agreemen [Member] | Tranches One [Member]
Financial Agreement (Textual)
Warrants to purchase of ordinary shares		1,080,503	1,080,503
Ordinary shares and convertible debenture for purchase price | $			$ 2,000,000
Alpha Purchase Agreemen [Member] | Tranches Two [Member]
Financial Agreement (Textual)
Ordinary shares and convertible debenture for purchase price | $			$ 2,000,000
Alpha Purchase Agreemen [Member] | Tranches Three [Member]
Financial Agreement (Textual)
Warrants to purchase of ordinary shares		49,607,407	49,607,407
Warrants exercisable into ordinary shares		992,148	992,148
Warrant to purchase of ordinary shares exercise price | ₪ / shares		₪ 36.14379
Ordinary shares and convertible debenture for purchase price | $			$ 1,000,000